Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,512,156)	$ (9,759,328)	$ (4,670,011)	$ (38,994,528)
Depreciation and amortization	312,188	41,986
Impairment of intangible assets	0			13,334
Accretion of debt discount and issuance cost	48,775	1,000,091	2,120,640	5,671,843
Stock-based compensation	3,310,183	2,878,525	9,442,717	20,165,067
Unrealized gain on marketable securities	36,461
Amortization of right of use asset	1,456,602	60,828
Settlement of vendor liabilities	(777,159)	711,801
Change in fair value of derivative liability		3,142,678
Non-controlling interest in consolidated subsidiary	(169,550)	(206)
Changes in operating assets and liabilities:
Accounts receivable	(52,224)	10,711
Deferred revenue	281,037	(71,597)
Accounts payable and accrued expenses	436,465	1,207,938
Operating lease liability	(1,658,723)	160,348
Net Cash Used In Operating Activities	(288,101)	(616,225)	(431,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from sale of interest in Flyte, Inc.	100,000
Payment for business acquisitions, net of cash acquired	(354,456)
Net Cash Used In Investing Activities	(254,456)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of notes	165,100	262,000
Repayment of notes	(114,971)	(139,398)
Repayment of convertible notes	(12,900)	(168,773)
Proceeds from issuance of convertible notes		440,000
Proceeds from issuance of common stock and warrants	276,140	161,600
Proceeds from issuance of preferred stock (Creatd)	1,231,000
Net Cash Provided By Financing Activities	1,544,369	555,429
Effect of exchange rate changes on cash	(358)
Net Change in Cash	1,001,454	(60,796)
Cash - Beginning of period	15,490	71,105	71,105
Cash - End of period	1,016,944	10,309	15,490	71,105
SUPPLEMENTARY CASH FLOW INFORMATION:

Interest	20,097	70,044
Cash Paid During the Year for:

Interest	20,097	70,044
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Warrants issued with debt	12,046	230,934
Shares issued with debt	2,122	78,256
Stock paid for acquisitions	14,072,313	66,410
Stock paid for marketable securities	16,257
Stock paid for minority investments	839,500
Common stock and warrants issued upon conversion of notes payable		222,340
Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			(4,670,011)	(38,994,528)
Depreciation and amortization			66,081	146,938
Impairment of intangible assets				13,334
Accretion of debt discount and issuance cost			2,120,640	5,671,843
Stock-based compensation			9,442,717	20,165,067
Amortization of right of use asset			121,655	131,153
Settlement of vendor liabilities			(3,726,317)	366,587
Change in fair value of derivative liability			(7,836,522)	4,744,187
Credit losses				22,540
Non-controlling interest in consolidated subsidiary			2,555,059	(35,435)
Net cash used in Discontinued Operations				(1,069,380)
Changes in operating assets and liabilities:
Accounts receivable			2,000	152,571
Deposits and other assets				711,014
Prepaid expenses				87,866
Inventory				30,125
Deferred revenue			(119,087)	(8,980)
Accounts payable and accrued expenses			1,916,129	4,933,535
Operating lease liability			(303,415)	(317,103)
Net Cash Used In Operating Activities			(431,071)	(3,248,666)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for property and equipment				(18,537)
Cash received from sale of interest in OGC				250,000
Net Cash Used In Investing Activities				231,463
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of warrant				1,047,811
Net proceeds from issuance of notes			430,730	1,352,447
Repayment of notes			(339,277)	(2,129,524)
Repayment of convertible notes			(326,173)	(2,185,226)
Proceeds from issuance of common stock			221,600	1,727,143
Proceeds from issuance of convertible notes			300,000	2,752,100
Proceeds from issuance of preferred stock (Creatd)			210,000
Proceeds from issuance of preferred stock (Vocal)				65,804
Net financing cash flows from discontinued operations				(212,361)
Net Cash Provided By Financing Activities			496,880	2,418,194
Effect of exchange rate changes on cash			(123,574)	(33,960)
Net Change in Cash			(57,765)	(632,969)
Cash - Beginning of period	$ 15,490	$ 73,255	73,255	706,224
Cash - End of period			15,490	73,255
SUPPLEMENTARY CASH FLOW INFORMATION:

Interest			61,829
Cash Paid During the Year for:

Interest			61,829
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Warrants issued with debt			356,796	265,268
Shares issued with debt			78,256	283,407
Stock paid for acquisitions			109,000
Stock paid for marketable securities			67,641
Stock paid for minority investments			333,333
Common stock and warrants issued upon conversion of notes payable			$ 1,377,250	$ 1,989,863